UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ridley Park Capital LLP

Address:  Brookfield House
          44 Davies Street
          London, W1K 5JA
          England

13F File Number: 028-14168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Bickerstaffe
Title:  Chief Operating Officer
Phone:  +44 (0)20 7529 5202


Signature, Place and Date of Signing:

/s/ Ian Bickerstaffe            London, England             February 14, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $114,529
                                         (thousands)


List of Other Included Managers:

Form 13F File Number           Name

(1) 028-14169                  Ridley Park Paragon Master Fund
                               Limited

                          FORM 13F INFORMATION TABLE
                             December 31, 2011


COLUMN 1                        COLUMN 2          COLUMN 3      COLUMN 4  COLUMN 5         COLUMN 6        COLUMN 7    COLUMN 8

                                                                VALUE     SHS OR    SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP        (x$1000)   PRN AMT   PRN CALL  DISCRETION   MGRS   SOLE   SHARED NONE
ACCENTURE PLC IRELAND           SHS CLASS A       G1151C101    9,848      185,000   SH         DEFINED      1      185,000
AMERICAN EXPRESS CO                 COM           025816109    4,953      105,000   SH         DEFINED      1      105,000
COCA COLA CO                        COM           191216100   23,090      330,000   SH         DEFINED      1      330,000
INTEL CORP                          COM           458140100   24,250    1,000,000   SH         DEFINED      1    1,000,000
INTERNATIONAL BUSINESS MACHS        COM           459200101   17,469       95,000   SH         DEFINED      1       95,000
JPMORGAN CHASE & CO                 COM           46625H100   15,628      470,000   SH         DEFINED      1      470,000
WELLS FARGO & CO NEW                COM           949746101   19,292      700,000   SH         DEFINED      1      700,000




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